Segment Information - Summary of Long-lived Assets Consist of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, net:
Property and equipment, net	$ 261,954	$ 282,102
United States [Member]
Property and equipment, net:
Property and equipment, net	197,077	214,580
United Kingdom [Member]
Property and equipment, net:
Property and equipment, net	25,321	28,851
Others Countries [Member]
Property and equipment, net:
Property and equipment, net	$ 39,556	$ 38,671